Financial assets and liabilities (Details 1) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets	$ 2,982	$ 2,159
Financial liabilities	2,682	2,842
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	228	625
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,454	2,217
Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	182	53
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	703	68
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,040	1,984
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	57	54
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	33	53
Level 1 of fair value hierarchy [member] | Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	33	53
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,949	2,106
Financial liabilities	2,682	2,842
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	228	625
Level 2 of fair value hierarchy [member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,454	2,217
Level 2 of fair value hierarchy [member] | Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	149
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	703	68
Level 2 of fair value hierarchy [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,040	1,984
Level 2 of fair value hierarchy [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 57	$ 54